Exhibit 99.1

SGGH, LLC

Form ABS-15G

For the period June 1, 2015 – September 30, 2015

Asset Class	CIK	Check if Registered	Originator	Total Assets in ABS by Originator (at time of securitization)	Assets that Were Subject of Demand	Assets Repurchased or Replaced	Assets Pending Repurchase or Replacement (within cure period)	Demand in Dispute	Demand Withdrawn	Demand Rejected
FREMONT 2006-A	0001361292	X	Fremont Investment & Loan	$774,323,000	$507,726	$0.00	$507,726	$507,726	$0.00	$0.00